Intangible Assets, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Software [Member] USD ($)	Jun. 30, 2012 Software [Member] CNY	Jun. 30, 2011 Software [Member] CNY	Dec. 31, 2010 Software [Member] CNY	Jun. 30, 2012 Acquired Technology [Member] USD ($)	Jun. 30, 2012 Acquired Technology [Member] CNY	Jun. 30, 2011 Acquired Technology [Member] CNY	Dec. 31, 2010 Acquired Technology [Member] CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Jun. 30, 2011 Use Rights [Member] CNY	Dec. 31, 2010 Use Rights [Member] CNY
Gross carrying value	$ 79,007	501,926	505,608	410,895	$ 11,862	75,357	76,078	258	$ 4,869	30,932	33,893	15,000	$ 62,276	395,637	395,637	395,637
Finite-Lived Intangible Assets, Accumulated Amortization	(20,479)	(130,101)	(107,143)	(57,869)
Intangible assets, net	$ 58,528	371,825	398,465	353,026